Net debt - Schedule of components of net debt (Details) - GBP (£) £ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	£ 163	£ 204	£ 157	£ 73
Current financial investments	2,605	3,145	2,342	1,998
Borrowings	(42,985)	(45,465)	(31,220)	(30,794)
Financing derivatives	(756)	(693)	175	133
Net debt position	£ (40,973)	£ (42,809)	£ (28,546)	£ (28,590)